Credit Quality (Details) - Credit risk - AUD ($) $ in Millions	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Credit quality
Loans and credit commitments	$ 7,288	$ 9,138	$ 5,856
Impaired exposures
Credit quality
Loans and credit commitments	1,097	1,627	1,075
90 days past due or otherwise in default, not impaired
Credit quality
Loans and credit commitments	6,191	7,511	4,781
Gross amount
Credit quality
Loans and credit commitments	9,180	11,311	7,563
Gross amount | Assets held for sale
Credit quality
Loans and credit commitments	95	0	0
Gross amount | Undrawn credit commitments
Credit quality
Loans and credit commitments	0	0	0
Gross amount | Impaired exposures
Credit quality
Loans and credit commitments	2,071	2,779	2,154
Gross amount | 90 days past due or otherwise in default, not impaired
Credit quality
Loans and credit commitments	7,109	8,532	5,409
Provision
Credit quality
Loans and credit commitments	(1,892)	(2,173)	(1,707)
Provision | Liabilities held for sale
Credit quality
Loans and credit commitments	0	0	0
Provision | Assets held for sale
Credit quality
Loans and credit commitments	22	0	0
Provision | Impaired exposures
Credit quality
Loans and credit commitments	(974)	(1,152)	(1,079)
Provision | 90 days past due or otherwise in default, not impaired
Credit quality
Loans and credit commitments	(918)	(1,021)	(628)
Australia | 90 days past due or otherwise in default, not impaired
Credit quality
Loans and credit commitments	5,744	7,035	4,390
Australia | Gross amount | 90 days past due or otherwise in default, not impaired
Credit quality
Loans and credit commitments	6,601	7,976	4,965
Australia | Provision | 90 days past due or otherwise in default, not impaired
Credit quality
Loans and credit commitments	(857)	(941)	(575)
Australia | Housing and business loans | Impaired exposures
Credit quality
Loans and credit commitments	766	1,155	737
Australia | Housing and business loans | Gross amount | Impaired exposures
Credit quality
Loans and credit commitments	1,332	1,845	1,267
Australia | Housing and business loans | Provision | Impaired exposures
Credit quality
Loans and credit commitments	(566)	(690)	(530)
Australia | Personal loans greater than 90 days past due | Impaired exposures
Credit quality
Loans and credit commitments	140	164	117
Australia | Personal loans greater than 90 days past due | Gross amount | Impaired exposures
Credit quality
Loans and credit commitments	327	370	402
Australia | Personal loans greater than 90 days past due | Provision | Impaired exposures
Credit quality
Loans and credit commitments	(187)	(206)	(285)
Australia | Restructured loans | Impaired exposures
Credit quality
Loans and credit commitments	9	12	11
Australia | Restructured loans | Gross amount | Impaired exposures
Credit quality
Loans and credit commitments	12	16	14
Australia | Restructured loans | Provision | Impaired exposures
Credit quality
Loans and credit commitments	(3)	(4)	(3)
New Zealand | 90 days past due or otherwise in default, not impaired
Credit quality
Loans and credit commitments	415	431	344
New Zealand | Gross amount | 90 days past due or otherwise in default, not impaired
Credit quality
Loans and credit commitments	471	503	389
New Zealand | Provision | 90 days past due or otherwise in default, not impaired
Credit quality
Loans and credit commitments	(56)	(72)	(45)
New Zealand | Housing and business loans | Impaired exposures
Credit quality
Loans and credit commitments	61	87	102
New Zealand | Housing and business loans | Gross amount | Impaired exposures
Credit quality
Loans and credit commitments	123	157	175
New Zealand | Housing and business loans | Provision | Impaired exposures
Credit quality
Loans and credit commitments	(62)	(70)	(73)
New Zealand | Personal loans greater than 90 days past due | Impaired exposures
Credit quality
Loans and credit commitments	10	10	7
New Zealand | Personal loans greater than 90 days past due | Gross amount | Impaired exposures
Credit quality
Loans and credit commitments	33	36	33
New Zealand | Personal loans greater than 90 days past due | Provision | Impaired exposures
Credit quality
Loans and credit commitments	(23)	(26)	(26)
New Zealand | Restructured loans | Impaired exposures
Credit quality
Loans and credit commitments	3
New Zealand | Restructured loans | Gross amount | Impaired exposures
Credit quality
Loans and credit commitments	3
Other overseas | 90 days past due or otherwise in default, not impaired
Credit quality
Loans and credit commitments	32	45	47
Other overseas | Gross amount | 90 days past due or otherwise in default, not impaired
Credit quality
Loans and credit commitments	37	53	55
Other overseas | Provision | 90 days past due or otherwise in default, not impaired
Credit quality
Loans and credit commitments	(5)	(8)	(8)
Other overseas | Housing and business loans | Impaired exposures
Credit quality
Loans and credit commitments	108	199	98
Other overseas | Housing and business loans | Gross amount | Impaired exposures
Credit quality
Loans and credit commitments	241	355	259
Other overseas | Housing and business loans | Provision | Impaired exposures
Credit quality
Loans and credit commitments	$ (133)	$ (156)	(161)
Other overseas | Personal loans greater than 90 days past due | Impaired exposures
Credit quality
Loans and credit commitments			1
Other overseas | Personal loans greater than 90 days past due | Gross amount | Impaired exposures
Credit quality
Loans and credit commitments			1
Other overseas | Restructured loans | Impaired exposures
Credit quality
Loans and credit commitments			2
Other overseas | Restructured loans | Gross amount | Impaired exposures
Credit quality
Loans and credit commitments			3
Other overseas | Restructured loans | Provision | Impaired exposures
Credit quality
Loans and credit commitments			$ (1)